Auditor Fees - Additional Information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditors Remuneration [Line Items]
Auditor's remuneration for audit services	S/ 5,445	S/ 10,417	S/ 5,402
Atwell S.à r.l [Member]
Auditors Remuneration [Line Items]
Auditor's remuneration for audit services	S/ 665